2. Property and Equipment	9 Months Ended	12 Months Ended
	Jun. 30, 2017	Sep. 30, 2016
Property, Plant and Equipment [Abstract]
2. Property and Equipment

Property and equipment consist of the following at June 30, 2017 and September 30, 2016:

	Estimated Service Lives	June 30,	September 30,
Furniture and fixtures	5 years	$9,703	$6,994
Internally developed software	10 years	152,000	152,000
		161,703	158,994
Less accumulated depreciation and amortization		29,314	17,914
		$132,389	$141,080

Depreciation expense was $3,800 during each of the three months ended June 30, 2017 and 2016, respectively; and $11,400 during each of the nine months ended June 30, 2017 and 2016.

Property and equipment consist of the following at September 30:

	Estimated Service Lives	2016	2015
Furniture and fixtures	5 years	$6,994	$6,928
Internally developed software	10 years	152,000	–
		158,994	6,928
Less accumulated depreciation and amortization		17,914	289
		$141,080	$6,639

Depreciation expense was $17,625 and $289 during the years ended September 30, 2016 and 2015, respectively.